Property and Equipment and Investment Properties - Summary of Investment Property (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2024 KRW (₩)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Jan. 01, 2023 KRW (₩)	[1]
Disclosure of detailed information about investment property [line items]
Carrying amount		₩ 3,759,176			₩ 4,109,784	[1]	₩ 3,148,340
Reconciliation of changes in investment property [abstract]
Beginning		4,109,784	[1]		3,148,340
Changes in investment property [abstract]
Acquisition		88,756			1,519,428
Transfers	[2]	12,876			(1,890)
Disposal		(442,961)			(431,654)
Depreciation		(50,426)			(48,790)
Others		41,147			(75,650)
Ending		3,759,176		$ 2,543,662	4,109,784	[1]
Acquisition cost
Disclosure of detailed information about investment property [line items]
Carrying amount		3,989,039			4,264,949
Reconciliation of changes in investment property [abstract]
Beginning		4,264,949
Changes in investment property [abstract]
Ending		3,989,039			4,264,949
Accumulated amortization
Disclosure of detailed information about investment property [line items]
Carrying amount		(186,500)			(149,390)
Reconciliation of changes in investment property [abstract]
Beginning		(149,390)
Changes in investment property [abstract]
Ending		(186,500)			(149,390)
Accumulated impairment losses
Disclosure of detailed information about investment property [line items]
Carrying amount		(43,363)			(5,775)
Reconciliation of changes in investment property [abstract]
Beginning		(5,775)
Changes in investment property [abstract]
Ending		(43,363)			(5,775)
Land
Disclosure of detailed information about investment property [line items]
Carrying amount		1,976,870			2,236,544
Reconciliation of changes in investment property [abstract]
Beginning		2,236,544			1,495,529
Changes in investment property [abstract]
Acquisition		48,931			1,062,748
Transfers	[2]	2,792			(3,080)
Disposal		(324,787)			(268,800)
Depreciation		0			0
Others		13,390			(49,853)
Ending		1,976,870			2,236,544
Land | Acquisition cost
Disclosure of detailed information about investment property [line items]
Carrying amount		1,990,096			2,237,030
Reconciliation of changes in investment property [abstract]
Beginning		2,237,030
Changes in investment property [abstract]
Ending		1,990,096			2,237,030
Land | Accumulated amortization
Disclosure of detailed information about investment property [line items]
Carrying amount		0			0
Reconciliation of changes in investment property [abstract]
Beginning		0
Changes in investment property [abstract]
Ending		0			0
Land | Accumulated impairment losses
Disclosure of detailed information about investment property [line items]
Carrying amount		(13,226)			(486)
Reconciliation of changes in investment property [abstract]
Beginning		(486)
Changes in investment property [abstract]
Ending		(13,226)			(486)
Buildings
Disclosure of detailed information about investment property [line items]
Carrying amount		1,782,306			1,873,240
Reconciliation of changes in investment property [abstract]
Beginning		1,873,240			1,652,811
Changes in investment property [abstract]
Acquisition		39,825			456,680
Transfers	[2]	10,084			1,190
Disposal		(118,174)			(162,854)
Depreciation		(50,426)			(48,790)
Others		27,757			(25,797)
Ending		1,782,306			1,873,240
Buildings | Acquisition cost
Disclosure of detailed information about investment property [line items]
Carrying amount		1,998,943			2,027,919
Reconciliation of changes in investment property [abstract]
Beginning		2,027,919
Changes in investment property [abstract]
Ending		1,998,943			2,027,919
Buildings | Accumulated amortization
Disclosure of detailed information about investment property [line items]
Carrying amount		(186,500)			(149,390)
Reconciliation of changes in investment property [abstract]
Beginning		(149,390)
Changes in investment property [abstract]
Ending		(186,500)			(149,390)
Buildings | Accumulated impairment losses
Disclosure of detailed information about investment property [line items]
Carrying amount		(30,137)			(5,289)
Reconciliation of changes in investment property [abstract]
Beginning		(5,289)
Changes in investment property [abstract]
Ending		₩ (30,137)			₩ (5,289)

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.
[2]	Includes transfers with property and equipment and assets held for sale.